Land Use Right, Net - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Land Use Right Net [Abstract]
Land use right lease period start date	Nov. 30, 2013
Land use right lease period expiration date	Nov. 30, 2053
Amortization of land use right	¥ 973	¥ 973	¥ 973